UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: 1075 Hendersonville Road, Suite 250
         Asheville, NC 28803





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; August 7,2012
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      159

Form 13F Information Table Value Total:    204794


List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE






NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY


Abbott Laboratories
Common
002824100
1431
22200
Sole


Aberdeen Chile Fund, Inc.
Common
168834109
298
19590
Sole


Adams Express Co.
Common
006212104
321
30409
Sole


Advent Claymore Conv Sec Incm
Common
007639107
1560
243324
Sole


AFLAC Inc.
Common
001055102
447
10500
Sole


AGIC Equity & Conv. Incm Fd
Common
00119P102
1033
62510
Sole


AGIC Gbl Eq&Conver Incme
Common
00119R108
771
60561
Sole


Air Products & Chemicals
Common
009158106
283
3500
Sole


Alpine Total Dynamic Div.
Sh Ben Int
021060108
775
185828
Sole


Altria Group Inc
Common
02209S103
960
27800
Sole


American Express Co.
Common
025816109
722
12400
Sole


Amgen Inc.
Common
031162100
1154
15800
Sole


Apache Corporation
Common
037411105
439
5000
Sole


Apple Inc.
Common
037833100
8118
13900
Sole


AT&T Inc.
Common
00206R102
1698
47628
Sole


Bank of America Corp
Common
060505104
654
80000
Sole


BB&T Corp
Common
054937107
247
8000
Sole


Becton Dickinson & Co.
Common
075887109
292
3900
Sole


Biogen Idec Inc.
Common
09062X103
578
4000
Sole


BlackRock Diver. Inc. Strategy
Common
09255W102
428
41824
Sole


Blackrock Ecosolut. Invest Tr
Common
092546100
524
65524
Sole


BlackRock Enh Eqty Div Tr
Common
09251A104
6002
829006
Sole


BlackRock Enhanced Cap & Inc
Common
09256A109
3354
262000
Sole


Blackrock Global Opportunities
Common
092501105
2782
209982
Sole


Blackrock Intl Growth & Inc Tr
Sh Ben Int
092524107
4908
689388
Sole


Bristol-Myers Squibb Co.
Common
110122108
899
25000
Sole


Capital One Financial Corp.
Common
14040H105
383
7000
Sole


Cardinal Health Inc.
Common
14149Y108
334
7950
Sole


Caterpillar Inc
Common
149123101
959
11300
Sole


CBS Corp. cl B
Common, Cl B
124857202
262
8000
Sole


Chevron Corp
Common
166764100
2978
28232
Sole


Clarion Global Real Est Inc
Common
12504G100
228
28800
Sole


Clough Global Allocat. Fd
Sh Ben Int
18913Y103
890
68547
Sole


Clough Global Equity Fund
Common
18914C100
1227
101491
Sole


Clough Global Opps. Fund
Sh Ben Int
18914E106
4883
454187
Sole


Coca-Cola Company
Common
191216100
1837
23500
Sole


Comcast cl A
Common, Cl A
20030N101
896
28025
Sole


ConocoPhillips
Common
20825C104
837
14974
Sole


Costco Wholesale Corp
Common
22160K105
238
2500
Sole


Covidien Ltd
Common
G2554F113
326
6099
Sole


CSX Corporation
Common
126408103
414
18500
Sole


Cummins Inc.
Common
231021106
291
3000
Sole


CVS Caremark Corp.
Common
126650100
815
17430
Sole


Deere & Company
Common
244199105
890
11000
Sole


DIRECTV cl A
Common, Cl A
25490A101
732
15000
Sole


Discover Financial Services
Common
254709108
415
12000
Sole


Dividend and Income Fund
Common
25538A105
74
22036
Sole


Dow 30 Enhanced Prem & Inc
Common
260537105
356
32900
Sole


Dow 30 Prem & Div inc Fd
Common
260582101
307
22800
Sole


Dow Chemical Company
Common
260543103
347
11000
Sole


Duke Energy Corp
Common
26441C204
517
22400
Sole


DuPont de Nemours & Co.
Common
263534109
723
14300
Sole


Eaton Vance Enh Equity Inc Fd
Common
278274105
3974
374908
Sole


Eaton Vance Enh. Eq. Inc Fd II
Common
278277108
4738
446181
Sole


Eaton Vance Mun
Common
27827X101
1140
85634
Sole


Eaton Vance Rsk Mgned Dv Fd
Common
27829G106
7406
722511
Sole


Eaton Vance Tax Div Fund
Common
27828U106
1606
89141
Sole


Eaton Vance Tax-Managed Fund
Common
27828N102
8422
928586
Sole


Eaton Vance Tax-Mgd Buy-Wrt Op
Common
27828Y108
4282
344478
Sole


Eaton Vance Tx Mgd Gl By Wr
Common
27829C105
7515
717044
Sole


Eaton Vnce Tx Mgd By Wr Inc F
Common
27828X100
2854
212381
Sole


EV Tax-Mangd Glob Div Eqty Inc
Common
27829F108
10364
1248676
Sole


Exelon Corp
Common
30161N101
245
6500
Sole


Express Scripts Holding Co.
Common
30219G108
271
4860
Sole


Exxon Mobil Corporation
Common
30231G102
3332
38936
Sole


Federated Enhanced Trsry In Fd
Sh Ben Int
314162108
1478
102383
Sole


FedEx Corp
Common
31428X106
504
5500
Sole


Fifth Third Bancorp
Common
316773100
214
16000
Sole


First Trust Active Div Inc Fnd
Common
33731L100
747
95827
Sole


First Trust Enhan Eqty Incm Fd
Common
337318109
546
46380
Sole


FirstEnergy Corporation
Common
337932107
246
5000
Sole


Franklin Resources, Inc.
Common
354613101
277
2500
Sole


Gabelli Dividend & Income Trst
Common
36242H104
285
18400
Sole


Gabelli Healthcare&Wellness
Common
36246K103
236
28073
Sole


GDL Fund (The)
Sh Ben Int
361570104
355
29779
Sole


General American Investors Co.
Common
368802104
849
31100
Sole


General Dynamics Corp.
Common
369550108
343
5200
Sole


General Electric Co
Common
369604103
1188
57000
Sole


Gilead Sciences Inc.
Common
375558103
385
7500
Sole


Global Income & Currency
Common
378968101
217
16514
Sole


Halliburton Company
Common
406216101
326
11500
Sole


Home Depot Inc.
Common
437076102
562
10600
Sole


Honeywell Intl Inc
Common
438516106
503
9000
Sole


IBM Corp
Common
459200101
3149
16100
Sole


India Fund, Inc.
Common
454089103
2708
132877
Sole


ING Gl. Adv. & Prem. Opp. Fd.
Common
44982N109
749
66539
Sole


ING Risk Managed Nat'l Res
Common
449810100
1512
135949
Sole


Intel Corporation
Common
458140100
346
13000
Sole


Invesco Value Municipl Bond Tr
Common
46130Y101
168
10886
Sole


Invesco Van Kampen Dyn Credit
Common
46132R104
117
10000
Sole


Japan Smaller Cap Fd Inc
Common
47109U104
1962
265499
Sole


Johnson & Johnson
Common
478160104
439
6500
Sole


JPMorgan Chase & Co
Common
46625H100
1906
53332
Sole


Lazard World Div & Incme Fd
Common
521076109
656
58481
Sole


Liberty All Star Equity Fd
Common
530158104
688
152465
Sole


Liberty All Star Growth Fund
Common
529900102
150
37484
Sole


LMP Real Estate Income Fd Inc
Common
50208C108
420
40353
Sole


Lockheed Martin Corp.
Common
539830109
479
5500
Sole


Madison Strtg Sec Prm fd
Common
558268108
331
30012
Sole


Madison/Clay Cov Call & Eqty
Common
556582104
346
45338
Sole


Marathon Oil Corp
Common
565849106
253
9900
Sole


Marsh & McLennan Company Inc
Common
571748102
516
16000
Sole


McDonald's Corp.
Common
580135101
876
9900
Sole


McKesson Corp
Common
58155Q103
403
4300
Sole


Merck & Co. Inc.
Common
58933Y105
1723
41267
Sole


MetLife, Inc.
Common
59156R108
478
15500
Sole


Microsoft Corporation
Common
594918104
2808
91800
Sole


Morgan Stanley
Common
617446448
241
16500
Sole


MS China A Fund
Common
617468103
3343
173280
Sole


MSDW India Invest
Common
61745C105
1605
103479
Sole


Neuberger Berman Real Est Sec
Common
64190A103
1283
290176
Sole


Newmont Mining Corp
Common
651639106
243
5000
Sole


NextEra Energy, Inc.
Common
65339F101
619
9000
Sole


Norfolk Southern Corp
Common
655844108
502
7000
Sole


Northrop Grumman Corp
Common
666807102
287
4500
Sole


Nuveen Bld America Bnd Opp Fd
Common
67074Q102
481
22299
Sole


Nuveen Build America Bond Fund
Common
67074C103
1368
64689
Sole


Nuveen Eq. Premium Opp. Fd.
Common
6706EM102
1719
144495
Sole


Nuveen Eqty Prm & Gwth Fund
Common
6706EW100
382
29841
Sole


Nuveen Equity Prem Advg
Common
6706ET107
1206
100294
Sole


Nuveen Equity Prem Incm Fd
Common
6706ER101
756
62451
Sole


Nuveen Global Value Opp
Common
6706EH103
367
25775
Sole


Nuveen Multi-Currency Short
Common
67090N109
2481
200062
Sole


Occidental Petroleum Corp
Common
674599105
343
4000
Sole


Oracle Corporation
Common
68389X105
2224
74872
Sole


Petroleum & Resource Corp.
Common
716549100
801
33443
Sole


Pfizer Inc.
Common
717081103
379
16462
Sole


Philip Morris Intl
Common
718172109
1344
15400
Sole


Phillips 66
Common
718546104
415
12487
Sole


Praxair, Inc.
Common
74005P104
489
4500
Sole


Prudential Financial Inc
Common
744320102
218
4500
Sole


Putnam Master Intrmt Incm Trst
Sh Ben Int
746909100
632
123505
Sole


Putnam Prem Inc Tr
Sh Ben Int
746853100
2544
475594
Sole


Raytheon Company
Common
755111507
311
5500
Sole


Singapore Fund
Common
82929L109
339
26967
Sole


Source Capital Inc.
Common
836144105
388
7900
Sole


Southern Company
Common
842587107
463
10000
Sole


Swiss Helvetia Fund
Common
870875101
272
26805
Sole


Target Corporation
Common
87612E106
716
12300
Sole


The Malaysia Fund Inc
Common
560905101
171
19000
Sole


Thermo Fisher Scientific, Inc.
Common
883556102
260
5000
Sole


Time Warner Cable Inc.
Common
88732J207
490
5966
Sole


Time Warner Inc
Common
887317303
561
14566
Sole


TJX Companies Inc.
Common
872540109
816
19000
Sole


Tri-Continental Corp.
Common
895436103
558
36039
Sole


U.S. Bancorp
Common
902973304
929
28901
Sole


Union Pacific Corp.
Common
907818108
1014
8500
Sole


United Technologies Corp
Common
913017109
415
5500
Sole


UnitedHealth Group, Inc.
Common
91324P102
965
16500
Sole


Verizon Communications, Inc.
Common
92343V104
1067
24000
Sole


Viacom Inc cl B
Common, Cl B
92553P201
491
10450
Sole


W. Asset Claymore Infl-link Op
Common
95766R104
3330
255166
Sole


W. Asset/Claymore Infl-linked
Sh Ben Int
95766Q106
2216
170476
Sole


Wal-Mart Stores, Inc.
Common
931142103
3256
46700
Sole


Walt Disney Company
Common
254687106
1101
22700
Sole


Wells Fargo & Co
Common
949746101
2869
85800
Sole


Xcel Energy Inc
Common
98389B100
270
9500
Sole


Zweig Fund, Inc.
Common
989834205
1059
88337
Sole


Zweig Total Return
Common
989837208
2765
225005
Sole